Segment analysis - Segment Results (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer
Segment analysis
Revenue	$ 4,812	$ 4,689	$ 4,055
Adjusted EBITDA	600	625	662
Capital Expenditure	378	595	686
Segment assets	$ 5,669	$ 5,865	$ 5,325
Number of customers accounting for greater than 10% of revenue | customer	1	1	1
Europe
Segment analysis
Revenue	$ 2,030	$ 1,963	$ 1,838
Adjusted EBITDA	211	200	281
Capital Expenditure	155	213	190
Segment assets	2,648	2,754	2,785
Americas
Segment analysis
Revenue	2,782	2,726	2,217
Adjusted EBITDA	389	425	381
Capital Expenditure	223	382	496
Segment assets	$ 3,021	$ 3,111	$ 2,540